POST-EMPLOYMENT BENEFIT - Summary of Assumptions to Determine Defined Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined benefit [member] | Defined benefit [member]
Health Plan
Discount rate (per year)	10.03%	8.64%
Inflation rate (per year)	3.50%	3.25%
Future pension increases	3.50%	3.25%
Health plan [member] | Health Plan
Health Plan
Discount rate (per year)	10.45%	9.09%
Inflation rate (per year)	4.25%	3.50%
Future salary increases		6.60%
Morbidity (aging factor)	3.00%	3.00%
Future pension increases	3.00%	3.00%
Overall mortality (segregated by gender)	AT-2000	AT-2000
Disable mortality table	IAPB-1957	IAPB-1957
Entry into disability (modified)	Modified UP-84	Modified UP-84
Turnover	0.60/(service time +1)	0.60/(service time +1)